Contingencies - Schedule of Contingent Liabilities (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Landlords [Member]
Disclosure of contingent liabilities [line items]
Rental guarantees	$ 419	$ 419	$ 571
JP Morgan Chase Bank [Member]
Disclosure of contingent liabilities [line items]
Standby letter of credit	291	291	286
UK Customs Department [Member]
Disclosure of contingent liabilities [line items]
Guarantee	329	329	282
ANZ for Merchant Service [Member]
Disclosure of contingent liabilities [line items]
Guarantee	$ 172	$ 172